Annual Total Returns - Fidelity Freedom Index 2065 Fund [BarChart]	Jul. 13, 2021
03.31 Fidelity Freedom Index Funds - Institutional Premium, Premier PRO-11 | Fidelity Freedom Index 2065 Fund | Institutional Premium Class
Bar Chart Table:
Annual Return 2020	16.49%